Share-Based Payments (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation [Abstract]
Options outstanding, Number	128	248
Options outstanding, weighted average per share exercise price	$ 52.59	$ 45.72
Options outstanding, aggregate intrinsic value	$ 2,904
Options outstanding, weighted average remaining contractual term (in years)	7 years 3 months 22 days
Options exercisable, Number	58
Options exercisable, weighted average per share exercise price	$ 51.48
Options exercisable, aggregate intrinsic value	$ 1,384
Options exercisable, weighted average remaining contractual term (in years)	6 years 9 months 14 days